COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	December 31, 2024	December 31, 2023
Guarantees	$36.5	$15.7
Other commitments	339.5	210.7